Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Reconciliation of Ordinary Shares Subject To Possible Redemption	The ordinary shares subject to possible redemption reflected on the balance sheet as of December 31, 2022 and 2021 is reconciled in the following table:

Gross proceeds	$230,000,000
Less:
Class A ordinary shares issuance costs	(21,834,402)
Fair value of Public Warrants at issuance	(5,784,500)
Plus:
Remeasurement of Class A ordinary shares to redemption value	29,918,902

Class A ordinary shares subject to possible redemption at December 31, 2021	$232,300,000
Remeasurement of Class A ordinary shares to redemption value	2,316,046

Class A ordinary shares subject to possible redemption at December 31, 2022	$234,616,046

Schedule of Income (Loss) Per Share, Basic and Diluted
A reconciliation of the earnings per share is below:

	For The Year Ended December 31, 2022	For the period from March 5, 2021 (Inception) through December 31, 2021
Redeemable Class A Ordinary Shares
Numerator: Net income (loss) allocable to Redeemable Class A Ordinary Shares	$7,807,770	$(1,322,260)
Denominator: Weighted Average Share Outstanding, Redeemable Class A Ordinary Shares	23,000,000	5,158,940

Basic and diluted net income (loss) per share, Redeemable Class A	$0.34	$(0.26)

Non-Redeemable Class B Ordinary Shares
Numerator: Net income (loss) allocable to non-redeemable Class B Ordinary Shares	$1,951,943	$(1,311,439)
Denominator: Weighted Average Non-Redeemable Class B Ordinary Shares	5,750,000	5,116,722

Basic and diluted net income (loss) per share, non-redeemable ordinary shares	$0.34	$(0.26)